Leases - Schedule of Lease Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Operating lease
Lease liabilities – current portion	$ 263,532	$ 238,105
Lease liabilities – non-current portion	215,087	272,359
Total	$ 478,619	$ 510,464
Weighted-average lease term – operating leases	2 years 9 months	2 years 4 months 13 days
Weighted-average discount rate – operating leases	5.00%	5.00%
Short term lease cost	$ 101,015	$ 207,787